Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued wages, bonuses, and benefits	$ 12,420	$ 10,097
Acquired contract obligations	3,696	7,333
Accrued income taxes	3,153	7
Current portion of capital lease obligations	2,585	2,630
Accrued insurance	1,386	893
Accrued professional fees	1,183	1,887
Current portion of retained acquisition contingencies	812	1,466
Accrued property taxes	775	885
Deferred revenue	762	77
Deferred taxes	408	49
Other	11,578	6,032
Total	$ 38,758	$ 31,356